FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk Rating (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents and marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	R$ 9,231,914	R$ 9,579,461
Cash and cash equivalents and marketable securities | AAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating		190,360
Cash and cash equivalents and marketable securities | AA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating		56,388
Cash and cash equivalents and marketable securities | A+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating		606,757
Cash and cash equivalents and marketable securities | A
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating		188,458
Cash and cash equivalents and marketable securities | A-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating		211,238
Cash and cash equivalents and marketable securities | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	7,704,501	7,153,079
Cash and cash equivalents and marketable securities | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	163,955	745,177
Cash and cash equivalents and marketable securities | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	836,546	372,188
Cash and cash equivalents and marketable securities | brAA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	278,712	23,050
Cash and cash equivalents and marketable securities | brA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	240,382	17,847
Cash and cash equivalents and marketable securities | Others
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	7,818	14,919
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	986,526	830,426
Derivative financial instruments | AAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	17,412
Derivative financial instruments | AA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	417,510
Derivative financial instruments | A+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	1,617	27,363
Derivative financial instruments | A
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	73,135	165,851
Derivative financial instruments | A-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	130,546	222,761
Derivative financial instruments | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	305,311	404,693
Derivative financial instruments | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	32	R$ 9,758
Derivative financial instruments | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure, external rating	R$ 40,963